CONVERTIBLE DEBT AND NOTES PAYABLE - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Apr. 16, 2021	Feb. 18, 2021	Jan. 05, 2021	Dec. 31, 2020	May 23, 2019	Jan. 28, 2019	Feb. 19, 2018	Aug. 02, 2016
Debt Instrument [Line Items]
Notes payable	$ 1.1				$ 0.8
Financing agreement to finance the purchase of trucks
Debt Instrument [Line Items]
Principal amount			$ 0.1	$ 0.1		$ 0.5	$ 0.4	$ 0.3	$ 0.1
Interest rate			6.99%	7.50%		8.25%	8.25%	8.25%	12.50%
Convertible promissory note
Debt Instrument [Line Items]
Principal amount		$ 25.0
Interest rate		10.00%
Debt issuance costs		$ 8.1
Interest expense	8.1
Mark to market expense for derivative liability	$ 4.3
Convertible promissory note | Common Class A [Member]
Debt Instrument [Line Items]
Shares converted	3,774,951
Adjustments to additional paid in capital due to conversion	$ 37.5